Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000000337 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.11%	[1]
C000000337 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.51%	[1]
C000000337 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.61%	[1]
C000000337 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[1]
C000000337 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%	[1]
C000000337 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[1]
C000000337 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[1]
C000000337 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[1]
C000000337 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[1]
C000000337 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[1]
C000000337 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000000337 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000000337 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000000337 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000337 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000337 [Member] | Oil and Gas Exploration and Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000000337 [Member] | Oil and Gas Refining and Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000337 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000339 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.11%	[2]
C000000339 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.51%	[2]
C000000339 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.61%	[2]
C000000339 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[2]
C000000339 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%	[2]
C000000339 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[2]
C000000339 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[2]
C000000339 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[2]
C000000339 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[2]
C000000339 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[2]
C000000339 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000000339 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000000339 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000000339 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000339 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000339 [Member] | Oil and Gas Exploration and Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000000339 [Member] | Oil and Gas Refining and Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000339 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000071330 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.11%	[3]
C000071330 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.51%	[3]
C000071330 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.61%	[3]
C000071330 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[3]
C000071330 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%	[3]
C000071330 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[3]
C000071330 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[3]
C000071330 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[3]
C000071330 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[3]
C000071330 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[3]
C000071330 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000071330 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000071330 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000071330 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000071330 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000071330 [Member] | Oil and Gas Exploration and Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000071330 [Member] | Oil and Gas Refining and Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000071330 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000341 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.11%	[4]
C000000341 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.51%	[4]
C000000341 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.61%	[4]
C000000341 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[4]
C000000341 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%	[4]
C000000341 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[4]
C000000341 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[4]
C000000341 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[4]
C000000341 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[4]
C000000341 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[4]
C000000341 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000000341 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000000341 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000000341 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000341 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000341 [Member] | Oil and Gas Exploration and Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000000341 [Member] | Oil and Gas Refining and Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000341 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023157 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.11%	[5]
C000023157 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.51%	[5]
C000023157 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.61%	[5]
C000023157 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[5]
C000023157 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%	[5]
C000023157 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[5]
C000023157 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[5]
C000023157 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[5]
C000023157 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[5]
C000023157 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[5]
C000023157 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000023157 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000023157 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000023157 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000023157 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000023157 [Member] | Oil and Gas Exploration and Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000023157 [Member] | Oil and Gas Refining and Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000023157 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000188943 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.11%	[6]
C000188943 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.51%	[6]
C000188943 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.61%	[6]
C000188943 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[6]
C000188943 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%	[6]
C000188943 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[6]
C000188943 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[6]
C000188943 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[6]
C000188943 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[6]
C000188943 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[6]
C000188943 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000188943 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000188943 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000188943 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000188943 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000188943 [Member] | Oil and Gas Exploration and Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000188943 [Member] | Oil and Gas Refining and Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000188943 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000361 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%	[7]
C000000361 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%	[7]
C000000361 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[7]
C000000361 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[7]
C000000361 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[7]
C000000361 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[7]
C000000361 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[7]
C000000361 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[7]
C000000361 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[7]
C000000361 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[7]
C000000361 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000000361 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000000361 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000361 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000361 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000361 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000361 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000363 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%	[8]
C000000363 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%	[8]
C000000363 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[8]
C000000363 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[8]
C000000363 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[8]
C000000363 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[8]
C000000363 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[8]
C000000363 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[8]
C000000363 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[8]
C000000363 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[8]
C000000363 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000000363 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000000363 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000363 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000363 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000363 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000363 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000071334 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%	[9]
C000071334 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%	[9]
C000071334 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[9]
C000071334 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[9]
C000071334 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[9]
C000071334 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[9]
C000071334 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[9]
C000071334 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[9]
C000071334 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[9]
C000071334 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[9]
C000071334 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000071334 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000071334 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000071334 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000071334 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000071334 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000071334 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000365 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%	[10]
C000000365 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%	[10]
C000000365 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[10]
C000000365 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[10]
C000000365 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[10]
C000000365 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[10]
C000000365 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[10]
C000000365 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[10]
C000000365 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[10]
C000000365 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[10]
C000000365 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000000365 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000000365 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000365 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000365 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000365 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000365 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023158 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%	[11]
C000023158 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%	[11]
C000023158 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[11]
C000023158 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[11]
C000023158 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[11]
C000023158 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[11]
C000023158 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[11]
C000023158 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[11]
C000023158 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[11]
C000023158 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[11]
C000023158 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000023158 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000023158 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000023158 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000023158 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000023158 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023158 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000188945 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%	[12]
C000188945 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%	[12]
C000188945 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[12]
C000188945 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[12]
C000188945 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[12]
C000188945 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[12]
C000188945 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[12]
C000188945 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[12]
C000188945 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[12]
C000188945 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[12]
C000188945 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000188945 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000188945 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000188945 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000188945 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000188945 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000188945 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000366 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[13]
C000000366 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[13]
C000000366 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[13]
C000000366 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[13]
C000000366 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[13]
C000000366 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[13]
C000000366 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[13]
C000000366 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[13]
C000000366 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[13]
C000000366 [Member] | McDonald s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[13]
C000000366 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000000366 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000366 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000000366 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000366 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000000366 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000000366 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000000366 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000366 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000366 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000366 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000366 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000368 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[14]
C000000368 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[14]
C000000368 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[14]
C000000368 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[14]
C000000368 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[14]
C000000368 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[14]
C000000368 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[14]
C000000368 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[14]
C000000368 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[14]
C000000368 [Member] | McDonald s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[14]
C000000368 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000000368 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000368 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000000368 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000368 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000000368 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000000368 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000000368 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000368 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000368 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000368 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000368 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000217956 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[15]
C000217956 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[15]
C000217956 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[15]
C000217956 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[15]
C000217956 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[15]
C000217956 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[15]
C000217956 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[15]
C000217956 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[15]
C000217956 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[15]
C000217956 [Member] | McDonald s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[15]
C000217956 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000217956 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000217956 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000217956 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000217956 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000217956 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000217956 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000217956 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000217956 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000217956 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217956 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000217956 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000071335 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[16]
C000071335 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[16]
C000071335 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[16]
C000071335 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[16]
C000071335 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[16]
C000071335 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[16]
C000071335 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[16]
C000071335 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[16]
C000071335 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[16]
C000071335 [Member] | McDonald s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[16]
C000071335 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000071335 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000071335 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000071335 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000071335 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000071335 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000071335 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000071335 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000071335 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000071335 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000071335 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000071335 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000369 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[17]
C000000369 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[17]
C000000369 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[17]
C000000369 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[17]
C000000369 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[17]
C000000369 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[17]
C000000369 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[17]
C000000369 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[17]
C000000369 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[17]
C000000369 [Member] | McDonald s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[17]
C000000369 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000000369 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000369 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000000369 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000369 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000000369 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000000369 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000000369 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000369 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000369 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000369 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000369 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029688 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[18]
C000029688 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[18]
C000029688 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[18]
C000029688 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[18]
C000029688 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[18]
C000029688 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[18]
C000029688 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[18]
C000029688 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[18]
C000029688 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[18]
C000029688 [Member] | McDonald s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[18]
C000029688 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000029688 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000029688 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000029688 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029688 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000029688 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000029688 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000029688 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000029688 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000029688 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000029688 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029688 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000120718 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[19]
C000120718 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[19]
C000120718 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[19]
C000120718 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[19]
C000120718 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[19]
C000120718 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[19]
C000120718 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[19]
C000120718 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[19]
C000120718 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[19]
C000120718 [Member] | McDonald s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[19]
C000120718 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000120718 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000120718 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000120718 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000120718 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000120718 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000120718 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000120718 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000120718 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000120718 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000120718 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000120718 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000084479 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[20]
C000084479 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[20]
C000084479 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[20]
C000084479 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[20]
C000084479 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[20]
C000084479 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[20]
C000084479 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[20]
C000084479 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[20]
C000084479 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[20]
C000084479 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[20]
C000084479 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000084479 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000084479 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000084479 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000084479 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000084479 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000084479 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000084479 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000084479 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000084479 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000084479 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084479 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000084481 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[21]
C000084481 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[21]
C000084481 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[21]
C000084481 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[21]
C000084481 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[21]
C000084481 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[21]
C000084481 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[21]
C000084481 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[21]
C000084481 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[21]
C000084481 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[21]
C000084481 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000084481 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000084481 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000084481 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000084481 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000084481 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000084481 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000084481 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000084481 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000084481 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000084481 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084481 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000084484 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[22]
C000084484 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[22]
C000084484 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[22]
C000084484 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[22]
C000084484 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[22]
C000084484 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[22]
C000084484 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[22]
C000084484 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[22]
C000084484 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[22]
C000084484 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[22]
C000084484 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000084484 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000084484 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000084484 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000084484 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000084484 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000084484 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000084484 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000084484 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000084484 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000084484 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084484 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000084482 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[23]
C000084482 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[23]
C000084482 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[23]
C000084482 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[23]
C000084482 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[23]
C000084482 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[23]
C000084482 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[23]
C000084482 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[23]
C000084482 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[23]
C000084482 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[23]
C000084482 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000084482 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000084482 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000084482 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000084482 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000084482 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000084482 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000084482 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000084482 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000084482 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000084482 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084482 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000084483 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[24]
C000084483 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[24]
C000084483 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[24]
C000084483 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[24]
C000084483 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[24]
C000084483 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[24]
C000084483 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[24]
C000084483 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[24]
C000084483 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[24]
C000084483 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[24]
C000084483 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000084483 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000084483 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000084483 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000084483 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000084483 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000084483 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000084483 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000084483 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000084483 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000084483 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084483 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000120720 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[25]
C000120720 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[25]
C000120720 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[25]
C000120720 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[25]
C000120720 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[25]
C000120720 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[25]
C000120720 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[25]
C000120720 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[25]
C000120720 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[25]
C000120720 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[25]
C000120720 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000120720 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000120720 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000120720 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000120720 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000120720 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000120720 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000120720 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000120720 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000120720 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000120720 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000120720 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000084495 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%	[26]
C000084495 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[26]
C000084495 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[26]
C000084495 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[26]
C000084495 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[26]
C000084495 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[26]
C000084495 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[26]
C000084495 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[26]
C000084495 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[26]
C000084495 [Member] | Webster Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[26]
C000084495 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000084495 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000084495 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000084495 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000084495 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000084495 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000084495 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000084495 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000084495 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000084495 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000084495 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000084497 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%	[27]
C000084497 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[27]
C000084497 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[27]
C000084497 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[27]
C000084497 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[27]
C000084497 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[27]
C000084497 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[27]
C000084497 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[27]
C000084497 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[27]
C000084497 [Member] | Webster Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[27]
C000084497 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000084497 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000084497 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000084497 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000084497 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000084497 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000084497 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000084497 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000084497 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000084497 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000084497 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217957 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%	[28]
C000217957 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[28]
C000217957 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[28]
C000217957 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[28]
C000217957 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[28]
C000217957 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[28]
C000217957 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[28]
C000217957 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[28]
C000217957 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[28]
C000217957 [Member] | Webster Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[28]
C000217957 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000217957 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000217957 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000217957 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000217957 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217957 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000217957 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000217957 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000217957 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000217957 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000217957 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000084498 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%	[29]
C000084498 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[29]
C000084498 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[29]
C000084498 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[29]
C000084498 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[29]
C000084498 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[29]
C000084498 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[29]
C000084498 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[29]
C000084498 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[29]
C000084498 [Member] | Webster Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[29]
C000084498 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000084498 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000084498 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000084498 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000084498 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000084498 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000084498 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000084498 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000084498 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000084498 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000084498 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000177891 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%	[30]
C000177891 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[30]
C000177891 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[30]
C000177891 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[30]
C000177891 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[30]
C000177891 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[30]
C000177891 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[30]
C000177891 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[30]
C000177891 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[30]
C000177891 [Member] | Webster Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[30]
C000177891 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000177891 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000177891 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000177891 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000177891 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000177891 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000177891 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000177891 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000177891 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000177891 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000177891 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000084507 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%	[31]
C000084507 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[31]
C000084507 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[31]
C000084507 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[31]
C000084507 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[31]
C000084507 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[31]
C000084507 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[31]
C000084507 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[31]
C000084507 [Member] | Cameco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[31]
C000084507 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[31]
C000084507 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000084507 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000084507 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084507 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000084507 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000084507 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084507 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000084507 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000084507 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000084507 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000084509 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%	[32]
C000084509 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[32]
C000084509 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[32]
C000084509 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[32]
C000084509 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[32]
C000084509 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[32]
C000084509 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[32]
C000084509 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[32]
C000084509 [Member] | Cameco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[32]
C000084509 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[32]
C000084509 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000084509 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000084509 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084509 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000084509 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000084509 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084509 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000084509 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000084509 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000084509 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000095989 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%	[33]
C000095989 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[33]
C000095989 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[33]
C000095989 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[33]
C000095989 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[33]
C000095989 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[33]
C000095989 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[33]
C000095989 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[33]
C000095989 [Member] | Cameco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[33]
C000095989 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[33]
C000095989 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000095989 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000095989 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000095989 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000095989 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000095989 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000095989 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000095989 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000095989 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000095989 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000084510 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%	[34]
C000084510 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[34]
C000084510 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[34]
C000084510 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[34]
C000084510 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[34]
C000084510 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[34]
C000084510 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[34]
C000084510 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[34]
C000084510 [Member] | Cameco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[34]
C000084510 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[34]
C000084510 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000084510 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000084510 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084510 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000084510 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000084510 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084510 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000084510 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000084510 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000084510 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000095990 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%	[35]
C000095990 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[35]
C000095990 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[35]
C000095990 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[35]
C000095990 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[35]
C000095990 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[35]
C000095990 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[35]
C000095990 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[35]
C000095990 [Member] | Cameco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[35]
C000095990 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[35]
C000095990 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000095990 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000095990 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000095990 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000095990 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000095990 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000095990 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000095990 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000095990 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000095990 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000188946 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%	[36]
C000188946 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[36]
C000188946 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[36]
C000188946 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[36]
C000188946 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[36]
C000188946 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[36]
C000188946 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[36]
C000188946 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[36]
C000188946 [Member] | Cameco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[36]
C000188946 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[36]
C000188946 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000188946 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000188946 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000188946 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000188946 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000188946 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000188946 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000188946 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000188946 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000188946 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209140 [Member] | Northern Star Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[37]
C000209140 [Member] | Ivanhoe Mines Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[37]
C000209140 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[37]
C000209140 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[37]
C000209140 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[37]
C000209140 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[37]
C000209140 [Member] | De Grey Mining Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[37]
C000209140 [Member] | Evolution Mining Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[37]
C000209140 [Member] | Bellevue Gold Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[37]
C000209140 [Member] | Gold Fields Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[37]
C000209140 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209140 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209140 [Member] | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209140 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209140 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209140 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000209140 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209135 [Member] | Northern Star Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[38]
C000209135 [Member] | Ivanhoe Mines Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[38]
C000209135 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[38]
C000209135 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[38]
C000209135 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[38]
C000209135 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[38]
C000209135 [Member] | De Grey Mining Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[38]
C000209135 [Member] | Evolution Mining Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[38]
C000209135 [Member] | Bellevue Gold Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[38]
C000209135 [Member] | Gold Fields Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[38]
C000209135 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209135 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209135 [Member] | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209135 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209135 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209135 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000209135 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209136 [Member] | Northern Star Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[39]
C000209136 [Member] | Ivanhoe Mines Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[39]
C000209136 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[39]
C000209136 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[39]
C000209136 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[39]
C000209136 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[39]
C000209136 [Member] | De Grey Mining Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[39]
C000209136 [Member] | Evolution Mining Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[39]
C000209136 [Member] | Bellevue Gold Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[39]
C000209136 [Member] | Gold Fields Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[39]
C000209136 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209136 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209136 [Member] | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209136 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209136 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209136 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000209136 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209137 [Member] | Northern Star Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[40]
C000209137 [Member] | Ivanhoe Mines Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[40]
C000209137 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[40]
C000209137 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[40]
C000209137 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[40]
C000209137 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[40]
C000209137 [Member] | De Grey Mining Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[40]
C000209137 [Member] | Evolution Mining Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[40]
C000209137 [Member] | Bellevue Gold Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[40]
C000209137 [Member] | Gold Fields Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[40]
C000209137 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209137 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209137 [Member] | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209137 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209137 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209137 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000209137 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209138 [Member] | Northern Star Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[41]
C000209138 [Member] | Ivanhoe Mines Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[41]
C000209138 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[41]
C000209138 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[41]
C000209138 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[41]
C000209138 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[41]
C000209138 [Member] | De Grey Mining Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[41]
C000209138 [Member] | Evolution Mining Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[41]
C000209138 [Member] | Bellevue Gold Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[41]
C000209138 [Member] | Gold Fields Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[41]
C000209138 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209138 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209138 [Member] | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209138 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209138 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209138 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000209138 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209139 [Member] | Northern Star Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[42]
C000209139 [Member] | Ivanhoe Mines Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[42]
C000209139 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[42]
C000209139 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[42]
C000209139 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[42]
C000209139 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[42]
C000209139 [Member] | De Grey Mining Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[42]
C000209139 [Member] | Evolution Mining Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[42]
C000209139 [Member] | Bellevue Gold Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[42]
C000209139 [Member] | Gold Fields Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[42]
C000209139 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209139 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209139 [Member] | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209139 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209139 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209139 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000209139 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209146 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[43]
C000209146 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[43]
C000209146 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[43]
C000209146 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[43]
C000209146 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[43]
C000209146 [Member] | Sanofi S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[43]
C000209146 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[43]
C000209146 [Member] | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[43]
C000209146 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[43]
C000209146 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[43]
C000209146 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000209146 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209146 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000209146 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209146 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000209146 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000209146 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000209146 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000209146 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209141 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[44]
C000209141 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[44]
C000209141 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[44]
C000209141 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[44]
C000209141 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[44]
C000209141 [Member] | Sanofi S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[44]
C000209141 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[44]
C000209141 [Member] | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[44]
C000209141 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[44]
C000209141 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[44]
C000209141 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000209141 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209141 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000209141 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209141 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000209141 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000209141 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000209141 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000209141 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209142 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[45]
C000209142 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[45]
C000209142 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[45]
C000209142 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[45]
C000209142 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[45]
C000209142 [Member] | Sanofi S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[45]
C000209142 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[45]
C000209142 [Member] | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[45]
C000209142 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[45]
C000209142 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[45]
C000209142 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000209142 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209142 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000209142 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209142 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000209142 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000209142 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000209142 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000209142 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209144 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[46]
C000209144 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[46]
C000209144 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[46]
C000209144 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[46]
C000209144 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[46]
C000209144 [Member] | Sanofi S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[46]
C000209144 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[46]
C000209144 [Member] | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[46]
C000209144 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[46]
C000209144 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[46]
C000209144 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000209144 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209144 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000209144 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209144 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000209144 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000209144 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000209144 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000209144 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209145 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[47]
C000209145 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[47]
C000209145 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[47]
C000209145 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[47]
C000209145 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[47]
C000209145 [Member] | Sanofi S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[47]
C000209145 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[47]
C000209145 [Member] | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[47]
C000209145 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[47]
C000209145 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[47]
C000209145 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000209145 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209145 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000209145 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209145 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000209145 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000209145 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000209145 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000209145 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209143 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[48]
C000209143 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[48]
C000209143 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[48]
C000209143 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[48]
C000209143 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[48]
C000209143 [Member] | Sanofi S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[48]
C000209143 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[48]
C000209143 [Member] | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[48]
C000209143 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[48]
C000209143 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[48]
C000209143 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000209143 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209143 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000209143 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209143 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000209143 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000209143 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000209143 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000209143 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.